Loans, Borrowings and Bank Overdrafts - Additional Information (Detail) € in Millions, ₨ in Millions, Rp in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 IDR (Rp)
Disclosure of detailed information about borrowings [line items]
Obligations under finance leases	₨ 2,002	₨ 5,442
Interest expense on borrowings	₨ 4,058	3,045	₨ 1,916
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Finance lease contract term	1 year
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Finance lease contract term	5 years
Bank overdraft [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₨ 68,085	79,598
Line of credit [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	7,979
Line of credit [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | $				$ 1,410
Remaining borrowing capacity | $				$ 440
Line of credit [member] | Canadian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | $					$ 57
Remaining borrowing capacity | $					$ 38
Line of credit [member] | EURO [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | €						€ 20
Remaining borrowing capacity | €						€ 20
Line of credit [member] | Indonesia, Rupiahs
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | Rp							Rp 13,000
Remaining borrowing capacity | Rp							Rp 13,000
Line of credit [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Remaining borrowing capacity	7,957
Revolving credit facilities non-fund based [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	40,470	44,022
Remaining borrowing capacity	₨ 22,014	₨ 22,476